RELATED PARTY TRANSACTIONS (Details) - Schedule of rent payments expense - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Related Party Transaction [Line Items]
Rent Payments	$ 1,020,519	$ 987,250
Rent Expense	1,574,285	1,531,877
Jamaica Avenue At 169th Street [Member]
Related Party Transaction [Line Items]
Rent Payments	625,000	625,000
Rent Expense	1,150,682	1,150,682
504-506 Fulton Street [Member]
Related Party Transaction [Line Items]
Rent Payments	362,250	362,250
Rent Expense	381,195	381,195
508 Fulton Street [Member]
Related Party Transaction [Line Items]
Rent Payments	33,269
Rent Expense	$ 42,408